Acquired Developed Technology and Other Intangibles	12 Months Ended
Jun. 30, 2012
Acquired Developed Technology and Other Intangibles
Acquired Developed Technology and Other Intangibles

Note 9. Acquired Developed Technology and Other Intangibles

The following tables present details of the Company’s acquired developed technology and other intangibles (in millions):

	Gross
	Carrying	Accumulated
As of June 30, 2012	Amount	Amortization	Net
Acquired developed technology	$534.8	$(398.6)	$136.2
Other	279.3	(236.7)	42.6
Total intangibles	$814.1	$(635.3)	$178.8

	Gross
	Carrying	Accumulated
As of July 2, 2011	Amount	Amortization	Net
Acquired developed technology	$517.4	$(344.1)	$173.3
Other	300.5	(208.2)	92.3
Total intangibles subject to amortization	817.9	(552.3)	265.6
Indefinite life intangibles	9.8	—	9.8
Total intangibles	$827.7	$(552.3)	$275.4

Other intangibles consists of patents, trademarks, trade names, proprietary know-how and trade secrets, customer and secure government relationships, customer backlog, and non-competition agreements.  During the third quarter of fiscal 2012, the Company completed the $9.8 million IPR&D project related to the NSD business acquisition of fiscal 2010 and transferred it from indefinite life intangible assets to acquired developed technology and began amortizing the developed technology intangible asset over its useful life of five years.

During fiscal 2012 the Company recorded an impairment charge of $18.8 million on the carrying amount of other intangibles related to the Hologram Business in accordance with the authoritative guidance. This charge has been presented in the Consolidated Statements of Operations as a component of Loss from discontinued operations, net of tax and is included in the Accumulated amortization line in the preceding table. During fiscal 2011 and 2010, the Company recorded no impairment in the carrying amount of acquired developed technology and other intangibles as a result of impairment analyses performed in accordance with authoritative guidance. See “Note 10. Loss (Gain) on Disposal and Impairment of Long-Lived Assets” for more detail.

During fiscal 2012, 2011, and 2010, the Company recorded $80.3 million, $82.8 million, and $72.3 million, respectively, of amortization related to acquired developed technology and other intangibles.  The following table presents details of the Company’s amortization (in millions):

	Years Ended
	June 30,	July 2,	July 3,
	2012	2011	2010
Cost of sales	$58.6	$56.9	$50.6
Operating expense	21.7	25.9	21.7
Total	$80.3	$82.8	$72.3

Based on the carrying amount of acquired developed technology and other intangibles in continuing operations as of June 30, 2012, and assuming no future impairment of the underlying assets, the estimated future amortization is as follows (in millions):

Fiscal Years
2013	$68.3
2014	42.5
2015	34.8
2016	12.9
2017	10.4
Thereafter	9.9
Total amortization	$178.8